UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 1999 pursuant to a request for confidential treatment and for which that confidential treatment expired on June 30, 2000.

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ X ]; Amendment Number:     3
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      August 18, 2000
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: 169343

List of Other Included Managers: NONE

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


                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ALCAN ALUMINUM LTD.            COMM STK         013716105     3788   121200 SH       SOLE           36700        0    84500
DELL COMPUTER CORP.            COMM STK         247025109    24172   578100 SH       SOLE          342800        0   235300
GOLD FIELDS LTD. NEW           ADR              38059T106     2251   490000 SH       SOLE          240000        0   250000
HILB ROGAL & HAMILTON          COMM STK         431294107      759    30300 SH       SOLE               0        0    30300
MCWHORTER TECHNOLOGIES         COMM STK         582803102      739    50100 SH       SOLE               0        0    50100
METRO INFORMATION SVCS.        COMM STK         59162P104     1284   100000 SH       SOLE               0        0   100000
TACO CABANA INC. CL A          COMM STK         873425102      320    33200 SH       SOLE               0        0    33200
TYCO INTERNATIONAL LTD.        COMM STK         902124106    15744   152484 SH       SOLE          106884        0    45600
VERITAS SOFTWARE CO.           COMM STK         923436109    47857   630212 SH       SOLE          235912        0   394300
WASTE MANAGEMENT INC.          COMM STK         94106L109    28644  1487977 SH       SOLE         1237977        0   250000
WASTE MANAGEMENT INC.          CONV BD          94106LAA7    28511 31980000 PRN      SOLE        15480000        0 16500000
WATERS CORPORATION             COMM STK         941848103    15274   252200 SH       SOLE          115100        0   137100